Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries	12 Months Ended
Mar. 31, 2023
Subsidiary One [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Silvercorp Metals China Inc.
Principal activity	Holding company
Country of incorporation	Canada
Proportion of ownership interest held	100.00%
Subsidiary Two [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Silvercorp Metals (China) Inc.
Principal activity	Holding company
Country of incorporation	China
Proportion of ownership interest held	100.00%
Subsidiary Three [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	0875786 B.C. LTD.
Principal activity	Holding company
Country of incorporation	Canada
Proportion of ownership interest held	100.00%
Subsidiary Four [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Fortune Mining Limited
Principal activity	Holding company
Country of incorporation	BVI (i) [1]
Proportion of ownership interest held	100.00%
Subsidiary Five [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Fortune Copper Limited
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%
Subsidiary Six [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Fortune Gold Mining Limited
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%
Subsidiary Seven [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Victor Resources Ltd.
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%
Subsidiary Eight [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Yangtze Mining Ltd.
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%
Subsidiary Nine [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Victor Mining Ltd.
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	100.00%
Subsidiary Ten [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Yangtze Mining (H.K.) Ltd.
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%
Subsidiary Eleven [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Fortune Gold Mining (H.K.) Limited
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%
Subsidiary Twelve [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Wonder Success Limited
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	100.00%
Subsidiary Thirteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	New Infini Silver Inc. (“New Infini”)
Principal activity	Holding company
Country of incorporation	Canada
Proportion of ownership interest held	46.10%
Subsidiary Fourteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Infini Metals Inc.
Principal activity	Holding company
Country of incorporation	BVI
Proportion of ownership interest held	46.10%
Subsidiary Fifteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Infini Resources (Asia) Co. Ltd.
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	46.10%
Subsidiary Sixteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Golden Land (Asia) Ltd.
Principal activity	Holding company
Country of incorporation	Hong Kong
Proportion of ownership interest held	46.10%
Subsidiary Seventeen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Henan Huawei Mining Co. Ltd. (“Henan Huawei”)
Principal activity	Mining
Country of incorporation	China
Proportion of ownership interest held	80.00%
Mineral properties	Ying Mining District
Subsidiary Eighteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Henan Found Mining Co. Ltd. (“Henan Found”)
Principal activity	Mining
Country of incorporation	China
Proportion of ownership interest held	77.50%
Subsidiary Nineteen [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)
Principal activity	Mining
Country of incorporation	China
Proportion of ownership interest held	70.00%
Mineral properties	BYP
Subsidiary Twenty [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Guangdong Found Mining Co. Ltd. (“Guangdong Found”)
Principal activity	Mining
Country of incorporation	China
Proportion of ownership interest held	99.00%
Mineral properties	GC
Subsidiary Twenty One [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Infini Resources S.A. de C.V.
Principal activity	Mining
Country of incorporation	Mexico
Proportion of ownership interest held	46.10%
Mineral properties	La Yesca
Subsidiary Twenty Two [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Significant Subsidiaries [Line Items]
Name of subsidiaries	Shanxi Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)
Principal activity	Mining
Country of incorporation	China
Proportion of ownership interest held	77.50%
Mineral properties	Kuanping

[1]	British Virgin Islands (“BVI”)